Segmental analysis - Adjusted results reconciliation (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue	[1],[2]	$ 36,876	$ 24,545
ECL	[1]	(1,345)	(1,087)
Operating expenses	[1]	(15,457)	(16,127)
Share of profit in associates and joint ventures	[1],[3]	1,583	1,449
Profit before tax	[1],[3]	21,657	8,780
Constant currency
Disclosure of operating segments [line items]
Revenue		36,876	23,647
ECL		(1,345)	(1,074)
Operating expenses		(15,457)	(15,532)
Share of profit in associates and joint ventures		1,583	1,363
Profit before tax		$ 21,657	8,404
Currency translation
Disclosure of operating segments [line items]
Revenue			(898)
ECL			13
Operating expenses			595
Share of profit in associates and joint ventures			(86)
Profit before tax			$ (376)

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.